UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

The High Yield Income Fund, Inc.

Schedule of Investments

as of November 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 137.7%
BANK LOANS(h) 18.1%
Cable 4.2%
CSC Holdings, Bank Loan	Ba1	3.819%	2/24/12	$1,896	(f)	$1,645,818

Chemicals 1.2%
ISP Chemco, Inc., Bank Loan	Ba3	4.4747	6/04/14	300	(f)	222,000
Rockwood Specialty Group Inc., Bank Loan	Ba2	3.5463	12/13/13	300	(f)	240,250

						462,250

Electric 1.7%
Texas Competitive Electric Holdings Co. LLC,
Bank Loan	Ba3	5.2776	10/10/14	224	(f)	151,423
Bank Loan	Ba3	5.2826	10/10/14	744	(f)	502,257

						653,680

Gaming 0.8%
Harrahs Operating Co., Inc., Bank Loan	B1	6.5384	1/28/15	499	(f)	291,411

Health Care & Pharmaceutical 4.1%
Community Health Systems,
Bank Loan	Ba3	1.00	7/25/14	17	(f)	12,471
Bank Loan	Ba3	4.3939	7/25/14	333	(f)	243,849
HCA, Inc., Bank Loan	Ba3	5.2619	11/17/12	1,226	(f)	966,247
Royalty Pharma Financial Trust, Bank Loan	Baa3	6.569	5/15/15	400	(f)	344,667

						1,567,234

Media & Entertainment 0.6%
Idearc, Inc., Bank Loan	B2	5.6702	11/17/14	744	(f)	241,372

Paper 1.4%
Georgia-Pacific LLC, Bank Loan	Ba2	3.4688	12/20/12	715	(f)	548,658

Technology 2.9%
Flextronics Intl., Bank Loan	Ba1	6.133	10/01/12	992	(f)	687,293
Sensata Technologies, Bank Loan	B1	5.2571	4/27/13	744	(f)	428,711

						1,116,004

Telecommunications 1.2%
Alltel Communications, Inc., Bank Loan	Ba3	5.316	5/15/15	496	(f)	469,912

Total bank loans (cost $8,650,847)						6,996,339

CORPORATE BONDS 119.6%
Aerospace/Defense 6.1%
BE Aerospace, Inc., Sr. Unsec’d Notes	Ba3	8.50	7/01/18	300		247,500
DRS Technologies, Inc.,
Gtd. Notes	A3	6.625	2/01/16	200		198,500
Gtd. Notes	Baa1	7.625	2/01/18	380		377,150
Esterline Technologies Corp.,
Gtd. Notes	B1	7.75	6/15/13	300		258,000
Gtd. Notes	Ba2	6.625	3/01/17	75		61,500
L-3 Communications Corp.,
Gtd. Notes	Ba3	6.125	7/15/13	125		106,250
Gtd. Notes	Ba3	7.625	6/15/12	175		161,875
Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	525		435,750
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.25	1/15/15	300		234,000
Sr. Sub. Notes, 144A	Ba3	7.25	6/15/18	200		154,000
TransDigm, Inc., Gtd. Notes	B3	7.75	7/15/14	150		114,000

						2,348,525

Airlines 0.2%
AMR Corp., M.T.N., Notes, Ser. B	CCC+(d)	10.40	3/10/11	100		43,500
Continental Airlines, Inc., Pass-Thru Certs., Ser. 1998-1, Class B (Sinkable, expected maturity 3/15/17)	Ba2	6.748	3/15/17	55		39,928

						83,428

Automotive 1.7%
Ford Motor Credit Co.,
Sr. Unsec’d. Notes	B3	7.25	10/25/11	490		216,730
Sr. Unsec’d. Notes	B3	7.875	6/15/10	290		147,823
General Motors Corp.,
Sr. Unsec’d. Notes	Caa3	7.125	7/15/13	50		12,250
Sr. Unsec’d. Notes	Caa3	7.20	1/15/11	125		33,750
Lear Corp., Gtd. Notes, Ser. B	B3	8.75	12/01/16	125		26,875
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25	3/15/17	450		207,000
Visteon Corp., Sr. Unsec’d. Notes	Caa3	7.00	3/10/14	135		14,175

						658,603

Banking 0.8%
Halyk Savings Bank of Kazakhstan (Kazakhstan), Sr. Unsce’d. Notes, 144A	Baa3	8.125	10/07/09	100	(c)	94,000
Kazkommerts International BV (Netherlands),
Gtd. Notes, 144A	Ba1	7.00	11/03/09	105	(c)	89,250
Gtd. Notes, 144A	Ba1	8.50	4/16/13	205	(c)	120,950

						304,200

Building Materials & Construction 2.1%
Beazer Homes USA, Inc., Gtd. Notes	B3	8.625	5/15/11	110		59,400
D.R. Horton, Inc., Gtd. Notes	Ba3	8.00	2/01/09	750		735,000

						794,400

Cable 5.0%
Charter Communications Holdings I LLC,
Gtd. Notes	Caa3	10.00	5/15/14	99		13,365
Gtd. Notes	Caa3	11.125	1/15/14	198		27,720
Gtd. Notes, 144A	Caa2	10.25	10/01/13	300		127,500
CSC Holdings, Inc.,
Sr. Unsec’d. Debentures	B1	7.625	7/15/18	100		70,000
Sr. Unsec’d. Debentures	B1	7.875	2/15/18	50		35,250
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50	10/15/15	125		88,750
Shaw Communications, Inc. (Canada),
Sr. Unsec’d. Notes	Ba1	7.20	12/15/11	300	(c)	282,000
Sr. Unsec’d. Notes	Ba1	8.25	4/11/10	600	(c)	577,500
Videotron Ltee, (Canada),
Gtd. Notes	Ba2	6.375	12/15/15	100	(c)	77,000
Gtd. Notes	Ba2	6.875	1/15/14	108	(c)	90,180
Gtd. Notes, 144A	Ba2	9.125	4/15/18	375	(c)	330,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B2	9.125	8/15/16	300	(c)	211,500

						1,930,765

Capital Goods 17.1%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	125		98,125
ALH Finance LLC, Gtd. Notes	B3	8.50	1/15/13	250		192,500
Allied Waste North America, Inc.,
Sr. Sec’d. Notes	B1	6.125	2/15/14	150		130,125
Sr. Sec’d. Notes	B1	6.375	4/15/11	250		233,125
Sr. Sec’d. Notes	B1	6.50	11/15/10	500		472,500
Sr. Sec’d. Notes	B1	7.25	3/15/15	95		83,838
Sr. Sec’d. Notes, Ser. B	B1	5.75	2/15/11	450		416,250
Ashtead Capital, Inc., Sr. Sec’d. Notes, 144A	B1	9.00	8/15/16	475		275,500
Ashtead Holdings PLC (United Kingdom), Sr. Sec’d. Notes, 144A	B1	8.625	8/01/15	150	(c)	87,000
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	360		264,600
Blount, Inc., Gtd. Notes	B2	8.875	8/01/12	425		380,906
Columbus McKinnon Corp., Gtd. Notes	B1	8.875	11/01/13	450		380,250
Hertz Corp., Gtd. Notes	B1	8.875	1/01/14	820		423,325
JohnsonDiversey Holdings, Inc., Discount Notes	Caa1	10.67	5/15/13	310		220,100
JohnsonDiversey, Inc., Gtd. Notes, Ser. B	B2	9.625	5/15/12	75		61,313
Mobile Mini, Inc., Gtd. Notes	B2	6.875	5/01/15	135		95,850
RBS Global, Inc. & Rexnord Corp., Gtd. Notes	B3	9.50	8/01/14	345		241,500
Rental Service Corp., Gtd. Notes	Caa1	9.50	12/01/14	370		181,300
SPX Corp., Sr. Unsec’d. Notes, 144A	Ba2	7.625	12/15/14	675		550,124
Stena AB (Sweden),
Sr. Unsec’d. Notes	Ba2	7.00	12/01/16	229	(c)	178,048
Sr. Unsec’d. Notes	Ba2	7.50	11/01/13	275	(c)	210,375
Terex Corp.,
Gtd. Notes	Ba2	7.375	1/15/14	275		217,250
Sr. Sub. Notes	Ba3	8.00	11/15/17	400		286,000
Ucar Finance, Inc., Gtd. Notes	Ba3	10.25	2/15/12	52		47,580
United Rentals North America, Inc., Gtd. Notes	B1	6.50	2/15/12	475		332,500
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	5/01/14	650		523,249

						6,583,233

Chemicals 6.1%
Hercules, Inc., Gtd. Notes	Ba1	6.75	10/15/29	175		182,875
Huntsman LLC, Sec’d. Notes	Ba1	11.625	10/15/10	1,111		1,055,450
Koppers, Inc., Sr. Sec'd. Notes	Ba3	9.875	10/15/13	355		330,150
Momentive Performance Materials, Inc, Gtd. Notes	B3	9.75	12/01/14	200		77,500
Mosaic Co. (The),
Sr. Unsec’d. Notes, 144A	Baa3	7.375	12/01/14	125		106,250
Sr. Unsec’d. Notes, 144A	Baa3	7.625	12/01/16	125		107,500
Nalco Co., Gtd. Notes	B1	7.75	11/15/11	575		510,313

						2,370,038

Consumer 2.6%
Mac-Gray Corp., Sr. Unsec'd. Notes	B3	7.625	8/15/15	150		138,000
Realogy Corp.,
Gtd. Notes	C	10.50	4/15/14	750		131,250
Gtd. Notes, PIK	C	11.00	4/15/14	50		7,615
Service Corp. International,
Sr. Unsec’d. Notes	B1	6.75	4/01/16	175		132,125
Sr. Unsec’d. Notes	B1	7.375	10/01/14	450		364,500
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	2/15/13	200		162,000
Ticketmaster, Gtd. Notes, 144A	Ba3	10.75	8/01/16	125		62,500

						997,990

Electric 8.5%
AES Corp.,
Sr. Sec’d. Notes, 144A	Ba3	8.75	5/15/13	47		41,360
Sr. Unsec’d Notes	B1	7.75	10/15/15	150		105,375
Sr. Unsec’d Notes	B1	8.00	10/15/17	500		345,000
AES Eastern Energy LP, Pass-Through Cert., Ser. 1999-A	Ba1	9.00	1/02/17	184		165,776
Dynegy Roseton/Danskammer, Pass-Through Trust, Series B	Ba3	7.67	11/08/16	550		392,315
Energy Future Holdings Corp., Gtd. Notes, PIK, 144A	B3	11.25	11/01/17	200		106,500
Mirant Corp., 144A	NR	7.40	7/15/49	75	(a)(f)	75
Mirant Mid Atlantic LLC, Pass-Through Cert., Ser. B,	Ba1	9.125	6/30/17	335		318,676
Mirant North America LLC, Gtd. Notes	B1	7.375	12/31/13	100		86,500
NRG Energy, Inc.,
Gtd. Notes	B1	7.25	2/01/14	400		326,000
Gtd. Notes	B1	7.375	2/01/16	280		227,500
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00	5/01/10	695		674,151
Sierra Pacific Resources, Inc., Sr. Unsec’d. Notes	Ba3	8.625	3/15/14	199		184,467
Tenaska Alabama Partners LP, Sr. Sec’d Notes, 144A (original cost $127,499; purchased 5/02/08 – 7/01/08)	Ba2	7.00	6/30/21	135	(g)	102,717
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A	B3	10.50	11/01/15	325		208,000

						3,284,412

Energy - Other 6.1%
Compagnie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.50		5/15/15	110	(c)	71,500
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875		11/15/14	275		200,063
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625		4/15/16	350		255,500
OPTI Canada, Inc., (Canada), Sec’d Notes	B2	7.875		12/15/14	350	(c)	133,000
PetroHawk Energy Corp.,
Gtd. Notes	B3	9.125		7/15/13	225		172,125
Gtd. Notes, 144A	B3	7.875		6/01/15	150		105,750
Petroplus Finance Ltd. (Bermuda),
Gtd. Notes, 144A	B1	6.75		5/01/14	400	(c)	257,999
Gtd. Notes, 144A	B1	7.00		5/01/17	225	(c)	139,500
Pioneer Natural Resource Co.,
Gtd. Notes	Ba1	5.875		7/15/16	50		34,084
Sr. Unsec’d. Notes	Ba1	6.65		3/15/17	365		254,257
Sr. Unsec’d. Notes	Ba1	6.875		5/01/18	150		101,126
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.00		3/15/17	185		123,950
Gtd. Notes	B1	7.625		6/01/18	25		16,625
Gtd. Notes	B1	7.75		6/15/15	50		36,250
Sandridge Energy, Inc., Sr. Unsec’d. Notes, 144A	B3	8.00		6/01/18	375		240,000
Swift Energy Co., Gtd. Notes	B1	7.125		6/01/17	130		81,900
Tesoro Corp.,
Gtd. Notes	Ba1	6.50		6/01/17	175		102,375
Gtd. Notes	Ba1	6.625		11/01/15	50		31,000

							2,357,004

Foods 2.8%
Alberton’s, Inc., Debentures, Sr. Unsec’d. Notes	B1	8.70		5/01/30	70		54,128
Aramark Corp.,
Gtd. Notes	B3	6.692	(h)	2/01/15	200		140,000
Gtd. Notes	B3	8.50		2/01/15	250		207,500
Carrols Corp., Gtd. Notes	B3	9.00		1/15/13	175		116,375
Del Monte Corp., Gtd. Notes	B2	8.625		12/15/12	100		90,500
Dole Food Co., Inc., Gtd. Notes	Caa2	7.25		6/15/10	150		105,750
National Beef Packing Co. LLC,. Sr. Unsec’d Notes	Caa1	10.50		8/01/11	150		109,875
Stater Brothers Holdings,
Gtd. Notes	B2	7.75		4/15/15	225		180,000
Gtd. Notes	B2	8.125		6/15/12	100		87,000

							1,091,128

Gaming 4.9%
CCM Merger, Inc., Notes, 144A	Caa1	8.00		8/01/13	550		308,000
Fountainebleau Las Vegas Holdings LLC, Mortgage Backed, 144A (original cost $277,031; purchased 5/24/07 - 6/20/07)	Caa3	10.25		6/15/15	275	(g)	35,750
Harrah’s Operating Co. Inc.,
Gtd. Notes	Caa3	5.50		7/01/10	150		71,250
Gtd. Notes	Caa3	5.625		6/01/15	175		24,063
Gtd. Notes	Caa3	6.50		6/01/16	25		3,500
Gtd. Notes, 144A	Caa2	10.75		2/01/16	800		178,000
Mandalay Resort Group, Gtd. Notes	B2	9.375		2/15/10	100		54,500
MGM Mirage, Inc.,
Gtd. Notes	Ba3	6.875		4/01/16	225		117,000

Sr. Sec’d Notes, 144A	Ba1	13.00	11/15/13	150		125,250
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	B3	8.00	4/01/12	175		110,250
Sr. Sub. Notes	B3	8.375	7/01/11	850		684,250
Park Place Entertainment, Inc., Gtd. Notes	Caa3	8.125	5/15/11	135		45,900
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A	B3	9.375	6/15/15	150		67,500
Station Casinos, Inc.,
Sr. Sub. Notes	Caa3	6.50	2/01/14	275		24,750
Sr. Sub. Notes	Caa3	6.625	3/15/18	75		6,750
Sr. Sub. Notes	Caa3	6.875	3/01/16	65		5,525
Sr. Unsec’d. Notes	Caa2	6.00	4/01/12	100		31,000

						1,893,238

Health Care & Pharmaceutical 10.4%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/01/13	475		332,500
Biomet, Inc.,
Gtd. Notes	Caa1	11.625	10/15/17	480		360,000
Gtd. Notes, PIK	B3	10.375	10/15/17	200		148,000
Bio-Rad Labortories, Inc., Sr. Sub. Notes	Ba3	7.50	8/15/13	125		107,500
Boston Scientific Corp., Sr. Unsec’d Notes	Ba2	6.25	11/15/15	250		191,250
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.50	4/15/15	325		107,250
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes, M.T.N.	Caa1	8.70	2/10/10	500		457,039
Columbia/HCA, Inc., Debentures, Sr. Unsec’d. Notes	Caa1	7.50	11/15/95	100		45,433
Community Health Systems, Inc., Gtd. Notes	B3	8.875	7/15/15	150		120,375
Elan Finance PLC (Ireland), Gtd. Notes	B3	7.75	11/15/11	80	(c)	48,000
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.00	4/01/14	150		125,250
Gtd. Notes	Ba3	7.00	1/15/16	320		244,800
Res-Care, Inc., Gtd. Notes	B1	7.75	10/15/13	325		292,500
Select Medical Corp., Gtd. Notes	B3	7.625	2/01/15	45		26,550
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625	1/15/12	618		537,660
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00	1/15/14	328		288,640
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	4/15/15	300		249,000
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $191,750; purchased 6/21/07-1/4/08)	Caa1	10.00	7/15/17	200	(f)(g)	106,000
Ventas Realty LP, Gtd. Notes	Ba1	9.00	5/01/12	75		68,625
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.125	7/15/17	555	(f)	166,500

						4,022,872

Lodging 1.8%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/01/11	225		155,813
Host Marriott LP,
Sr. Sec’d. Notes	Ba1	7.125	11/01/13	525		381,937
Sr. Sec’d. Notes, Ser. M	Ba1	7.00	8/15/12	200		150,000

						687,750

Media & Entertainment 4.4%
AMC Entertainment, Inc.,
Gtd. Notes	B2	11.00	2/01/16	50		35,500

Sr. Sub. Notes	B2	8.00		3/01/14	100		62,000
Cinemark, Inc., Sr. Disc. Notes	B3	13.934	(i)	3/15/14	90		73,800
Clear Channel Communications, Inc., Debentures,
Sr. Unsec’d. Notes	Caa1	5.50		9/15/14	150		22,500
Sr. Unsec’d. Notes	Caa1	5.75		1/15/13	250		35,000
Sr. Unsec’d. Notes	Caa1	6.875		6/15/18	25		3,500
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875		5/15/14	50		8,875
Dex Media West LLC,
Sr. Sub. Notes, Ser. B	B2	9.875		8/15/13	415		91,300
Sr. Unsec’d. Notes	B3	8.00		11/15/13	165		21,450
DirectTV Holdings LLC,
Gtd. Notes	Ba3	7.625		5/15/16	50		42,625
Sr. Notes	Ba3	8.375		3/15/13	175		161,000
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.00		10/01/13	75		56,250
Gtd. Notes	Ba3	7.125		2/01/16	375		266,250
Idearc, Inc., Gtd. Notes	Caa2	8.00		11/15/16	160		13,200
LIN Television Corp., Gtd. Notes	B2	6.50		5/15/13	300		139,500
Medianews Group, Inc., Sr. Sub. Notes	Caa2	6.875		10/01/13	125		10,938
Morris Publishing Group LLC, Gtd. Notes	Ca	7.00		8/01/13	65		6,013
Rainbow National Services LLC, 144A
Sr. Notes,	B1	8.75		9/01/12	125		110,000
Sr. Sub. Debentures	B2	10.375		9/01/14	20		17,300
RH Donnelley Corp.,
Sr. Notes, Ser. A-3	Caa1	8.875		1/15/16	225		29,250
Sr. Unsec’d Notes	Caa1	8.875		10/15/17	150		19,500
Sun Media Corp. (Canada), Gtd. Notes	Ba2	7.625		2/15/13	400	(c)	329,999
Universal City Florida Holdings Co., Sr. Notes	B3	7.942	(h)	5/01/10	250		115,000
Univision Communications, Inc., Gtd. Notes, PIK, 144A	Caa1	9.75		3/15/15	350		44,625

							1,715,375

Metal 7.7%
Aleris International, Inc., Gtd. Notes, PIK	Caa2	9.00		12/15/14	150		9,000
Century Aluminum Co., Gtd. Notes	B1	7.50		8/15/14	155		89,125
FMG Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	B1	10.625		9/01/16	375	(c)	211,875
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes	Ba2	7.084	(h)	4/01/15	100		60,000
Sr. Unsec’d. Notes	Ba2	8.375		4/01/17	440		312,400
Gerdau AmeriSteel Corp. (Canada), Gtd. Notes	Ba1	10.375		7/15/11	1,000	(c)	930,000
Ispat Inland ULC (Canada), Gtd. Notes	Baa2	9.75		4/01/14	840	(c)	809,131
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125		12/01/15	347		213,405
Novelis, Inc. (Canada), Gtd. Notes	B3	7.25		2/15/15	115	(c)	66,700
U.S. Steel Corp., Sr. Unsec’d Notes	Baa3	7.00		2/01/18	400		252,135

							2,953,771

Non-Captive Finance 1.4%
GMAC LLC,
Sr. Unsec’d. Notes	C	6.875		8/28/12	190		66,513
Unsub. Sr. Unsec’d. Notes	C	6.625		5/15/12	75		26,295
Lender Process Services, Inc., Gtd. Notes	Ba2	8.125		7/01/16	475		399,000
Residential Capital LLC, Sec’d. Notes, 144A	C	9.625		5/15/15	464		47,560

							539,368

Packaging 6.6%
Ball Corp., Gtd. Notes	Ba1	6.625		3/15/18	525		441,000
Berry Plastics Holding Corp.,
Sec’d. Notes	Caa1	6.694	(h)	9/15/14	225		105,750
Sr. Sec’d. Notes	Caa1	8.875		9/15/14	175		92,750
BWAY Corp., Gtd. Notes	B3	10.00		10/15/10	150		129,000
Crown Americas LLC,
Gtd. Notes	B1	7.625		11/15/13	400		370,000
Gtd. Notes	B1	7.75		11/15/15	250		226,250
Exopack Holding Corp., Gtd. Notes	B3	11.25		2/01/14	225		141,750
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50		10/15/12	100		73,000
Gtd. Notes	Caa1	9.875		10/15/14	75		47,250
Greif, Inc., Gtd. Notes	Ba2	6.75		2/01/17	415		348,600
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba3	8.25		5/15/13	450		423,000
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75		11/15/13	175		152,250

							2,550,600

Paper 2.4%
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.25		2/15/13	185	(c)	103,600
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75		3/15/10	75		60,000
Domtar Corp.,
Gtd. Notes	Ba3	5.375		12/01/13	175		115,500
Gtd. Notes	Ba3	7.875		10/15/11	100		81,500
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $275,000; purchased 12/13/06)	Ba3	7.125		1/15/17	275	(g)	202,125
Graphic Packaging International Corp., Gtd. Notes	B3	8.50		8/15/11	275		225,500
Norampac, Inc. (Canada), Gtd. Notes	Ba3	6.75		6/01/13	60	(c)	30,600
Verso Paper Holdings LLC, Gtd. Notes, Ser. B	B3	11.375		8/01/16	335		123,950

							942,775

Pipelines & Other 3.6%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.125		5/20/16	175		122,500
El Paso Corp., Sr. Unsec’d. Notes, M.T.N.	Ba3	7.75		1/15/32	110		69,300
Ferrellgas Partners LP, Sr. Unsec’d. Notes	Ba3	6.75		5/01/14	50		35,000
Inergy LP,
Gtd. Notes	B1	8.25		3/01/16	50		36,750
Sr. Unsec’d. Notes	B1	6.875		12/15/14	100		72,750
Markwest Energy Partners LP, Gtd. Notes, Ser. B	B2	8.75		4/15/18	170		107,100
Targa Resources, Inc., Gtd. Notes	B3	8.50		11/01/13	400		220,000
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.125		3/15/12	475		410,875
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.25		2/01/17	375		294,375

							1,368,650

Retailers 1.3%
GameStop Corp., Gtd. Notes	Ba1	8.00		10/01/12	140		121,800
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00		10/15/15	405		172,125
Saks, Inc., Sr. Unsec’d. Notes	B2	9.875		10/01/11	58		45,240
Susser Holdings LLC, Gtd. Notes	B3	10.625		12/15/13	204		167,280

							506,445

Technology 8.6%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70	6/01/10	800		712,000
Avago Technologies Finance
Wireless (Singapore),
Gtd. Notes	B1	10.125	12/01/13	355	(c)	287,994
Gtd. Notes	B3	11.875	12/01/15	125	(c)	96,406
First Data Corp., Gtd. Notes	B3	9.875	9/24/15	100		57,500
Freescale Semiconductor, Inc., Gtd. Notes, PIK	B2	9.125	12/15/14	455		93,275
Iron Mountain, Inc.,
Gtd. Notes	B2	7.75	1/15/15	250		210,000
Gtd. Notes	B2	8.00	6/15/20	50		38,500
Gtd. Notes	B2	8.625	4/01/13	175		157,938
Nortel Networks Ltd. (Canada), Gtd. Notes	B3	10.125	7/15/13	100	(c)	31,000
Open Solutions, Inc., Gtd. Notes, 144A	Caa1	9.75	2/01/15	100		30,500
Seagate Technology HDD Holdings
(Cayman Islands),
Gtd. Notes	Ba1	6.375	10/01/11	674	(c)	532,460
Sensata Technologies BV (Netherlands),
Gtd. Notes	Caa1	8.00	5/01/14	200	(c)	90,000
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	300		166,500
STATS ChipPAC Ltd. (Singapore),
Gtd. Notes	Ba1	6.75	11/15/11	250	(c)	177,500
Sr. Notes	Ba1	7.50	7/19/10	150		114,000
SunGard Data Systems, Inc.,
Sr. Unsec’d. Notes	B3	4.875	1/15/14	485		363,750
Sr. Unsec’d. Notes, 144A	Caa1	10.625	5/15/15	200		154,000

						3,313,323

Telecommunications 7.4%
American Tower Corp., Sr. Unsecd. Notes	Ba1	7.125	10/15/12	250		234,375
Centennial Communications Corp., Gtd. Notes	B2	10.125	6/15/13	175		172,594
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	9.00	8/15/31	150		82,500
Fairpoint Communications, Inc., Sr. Unsec’d. Notes, 144A	B3	13.125	4/01/18	250		127,500
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B	C	12.50	5/01/15	225	(f)	1,125
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25	3/15/13	425		244,374
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00	8/03/09	1,000		960,000
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Ba3	7.50	2/15/14	205		133,250
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50	10/01/14	275		211,750
Sprint Capital Corp.,
Gtd. Notes	Baa3	6.375	5/01/09	250		242,500
Gtd. Notes	Baa3	8.75	3/15/32	250		130,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	2/15/14	100		79,000
Windstream Corp., Gtd. Notes	Ba3	8.625	8/01/16	300		234,000

						2,852,968

Total corporate bonds (cost $65,495,175)							46,150,861

					Shares
COMMON STOCK
Electric
Mirant Corp.					92		1,584

(cost $1,623)

					Units
WARRANTS(b)
Sirius XM Radio, Inc., 144A Expiring 3/15/10					150	(f)	0
Viasystems Group, Inc., Expiring 1/10/31					10,871	(f)	1

Total warrants (cost $219,817)							1

Total long-term investments (cost $74,367,462)							53,148,785

					Principal Amount (000)
SHORT-TERM INVESTMENT 4.9%
U.S. Government Agency Security
Federal Home Loan Bank, Discount Note (cost $1,907,000)	NR	.10	%(i)	12/01/08	$1,907		1,906,995

Total Investments(e) 142.6% (cost $76,274,462)(j)							55,055,780
Liabilities in excess of other assets (42.6%)							(16,443,868)

Net Assets 100.0%							$38,611,912

†	The ratings reflected are as of November 30, 2008. Ratings of certain bonds may have changed subsequent to that date.

The following abbreviations are used in the portfolio descriptions:

M.T.N.—Medium Term Note

NR—Not rated by Moody’s or Standard & Poor’s

PIK— Payment in Kind

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institution buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	As of November 30, 2008, two securities representing $76 and 0.0% of net assets value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $871,280. The aggregate value of $446,592 is approximately 1.2% of net assets.
(h)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at November 30, 2008.
(i)	Represents zero coupon or step bond. Rate shown reflects the effective yield at November 30, 2008.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$76,380,471	$48,248	$(21,372,939)	$(21,324,691)

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,584	$—
Level 2 - Other Significant Observable Inputs	55,054,120	—
Level 3 - Significant Unobservable Inputs	76	—

Total	$55,055,780	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 8/31/08	$76
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/08	$76

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 28, 2009

*	Print the name and title of each signing officer under his or her signature.